Supplementary Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental Financial Information [Line Items]
Deferred mobilization fees	$ 1.6	$ 2.2
Accrued interest expense	9.7	8.1
Worker's compensation liabilities	2.3	3.0
Accrued payroll and payroll taxes	26.0	26.8
Other Long Term Obligations [Member]
Supplemental Financial Information [Line Items]
Worker's compensation liabilities	$ 2.5	$ 3.6